Interim condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interim condensed consolidated statement of cash flows
Proceeds from borrowing net of bank fees	€ 17.1	€ 1.7